VARIABLE ANNUITY ACCOUNT NINE OF AIG SUNAMERICA LIFE ASSURANCE COMPANY- NSAR-U-
Annual Report for Unit Investment Trust                     Date Filed: 2/29/08
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1

                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:     /  /      (a)
             or fiscal year ending:   12/31/07    (b)

Is this a transition report? (Y/N)                         N

Is this an amendment to a previous filing? (Y/N)           N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A. Registrant Name: Variable Annuity Account Nine
                             of AIG SunAmerica Life Assurance Company

         B. File Number: 811-21096

         C. Telephone Number: (310) 772-6000

2.       A. Street: c/o AIG SunAmerica, 1 SunAmerica Center

         B. City: Los Angeles C. State: CA

         D. Zip Code: 90067   Zip Ext: 6022

         E. Foreign Country:      Foreign Postal Code:

3.       Is this the first filing on this form by Registrant? (Y/N)      N

4.       Is this the last filing on this form by Registrant? (Y/N)       N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust(UIT)? (Y/N)               Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.       A. Is Registrant a series or multiple portfolio company? (Y/N)  N
            [If answer is "N" (No), go to item 8.]

         B. How many separate series or portfolios did Registrant have at the end of the period?

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VARIABLE ANNUITY ACCOUNT NINE OF AIG SUNAMERICA LIFE ASSURANCE COMPANY- NSAR-U-
Annual Report for Unit Investment Trust                     Date Filed: 2/29/08
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For period ending 12/31/07                              If filing more than one
File number 811-21096 Page                                      47, "X" box: [ ]

UNIT INVESTMENT TRUSTS

111.  A. [/] Depositor Name: AIG SunAmerica Life Assurance Company
      B. [/] File Number (If any): 333-90328; 333-90324;
                                    333-88414; 333-89468
      C. [/] City: Los Angeles State: CA Zip Code: 90067 Zip Ext.: 6022 [/] Foreign Country: Foreign Postal Code:

111.  A. [/] Depositor Name:
      B. [/] File Number (If any):
      C. [/] City:        State:                Zip Code:        Zip Ext.:
         [/] Foreign Country:                         Foreign Postal Code:

112.  A. [/] Sponsor Name:
      B. [/] File Number (If any):
      C. [/] City:        State:                Zip Code:        Zip Ext.:
         [/] Foreign Country:                         Foreign Postal Code:

112.  A. [/] Sponsor Name:
      B. [/] File Number (If any):
      C. [/] City:        State:                Zip Code:        Zip Ext.:
         [/] Foreign Country:                         Foreign Postal Code:

                                 PAGE NUMBER 47

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VARIABLE ANNUITY ACCOUNT NINE OF AIG SUNAMERICA LIFE ASSURANCE COMPANY- NSAR-U-
Annual Report for Unit Investment Trust                     Date Filed: 2/29/08
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For period ending 12/31/07                              If filing more than one
File number 811-21096 Page                                      48, "X" box: [ ]

111. A. [/] Trustee Name:
     B. [/] City:        State:             Zip Code:             Zip Ext.:
        [/] Foreign Country:                    Foreign Postal Code:

113. A. [/] Trustee Name:
     B. [/] City:        State:             Zip Code:             Zip Ext.:
        [/] Foreign Country:                    Foreign Postal Code:

114. A. [/] Principal Underwriter Name: AIG SunAmerica Capital Services, Inc.
     B. [/] File Number: 8-28733
     C. [/] City: New York     State: NY   Zip Code:10017    Zip Ext.:
        [/] Foreign Country:                    Foreign Postal Code:

114. A. [/] Principal Underwriter Name:
     B. [/] File Number:
     C. [/] City:        State:             Zip Code:             Zip Ext.:
        [/] Foreign Country:                    Foreign Postal Code:

115. A. [/] Independent Public Accountant Name: PricewaterhouseCoopers LLP B. [/] City: Los Angeles State: CA Zip Code: 90071 Zip Ext.:2889
        [/] Foreign Country:                   Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:
     B. [/] City:       State:             Zip Code:         Zip Ext.:
        [/] Foreign Country:                   Foreign Postal Code:

                                 PAGE NUMBER 48

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VARIABLE ANNUITY ACCOUNT NINE OF AIG SUNAMERICA LIFE ASSURANCE COMPANY- NSAR-U-
Annual Report for Unit Investment Trust                     Date Filed: 2/29/08
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For period ending 12/31/07                              If filing more than one
File number 811-21096 Page                                      49, "X" box: [ ]

116. Family of investment companies information:

      A. [/] Is Registrant part of a family of
             investment companies? (Y/N)                              N
                                                                    -----
                                                                     Y/N
      B. [/] Identify the family in 10 letters:
             (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A. [/] Is Registrant a separate account of an insurance
             company? (Y/N)                                           Y
                                                                    -----
                                                                     Y/N
     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B. [/] Variable annuity contracts? (Y/N)                        Y
                                                                    -----
                                                                     Y/N

      C. [/] Scheduled premium variable life contracts? (Y/N)         N
                                                                    -----
                                                                     Y/N

      D. [/] Flexible premium variable life contracts? (Y/N)          N
                                                                   -------
                                                                     Y/N
      E. [/] Other types of insurance products registered under the
             Securities Act of 1933? (Y/N)                            N
                                                                   -------
                                                                     Y/N
118.  [/]State the number of series existing at the end of
         the period that had securities registered under
         the Securities Act of 1933                                   4
                                                                   -------
119. [/]State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

                                                                      0
                                                                   -------

120.  [/]State the total value of the portfolio securities on the date of deposit for the new series included in
         item 119 ($000's omitted)                                 $  0
                                                                   -------
121.  [/]State the number of series for which a current
         prospectus was in existence at the end of the
         period                                                       4
                                                                   -------
122. [/]State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period
                                                                      4
                                                                   -------
                                 PAGE NUMBER 49

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VARIABLE ANNUITY ACCOUNT NINE OF AIG SUNAMERICA LIFE ASSURANCE COMPANY- NSAR-U-
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For period ending 12/31/07                              If filing more than one
File number 811-21096                                     Page 50, "X" box: [ ]

123. [/] State the total value of the additional units
         considered in answering item 122 ($000's omitted)             $329,094
                                                                   ------------
124.  [/]State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in
         the subsequent series) (000's omitted)                    $
                                                                   -----------
125. [/] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal
         underwriter during the current period solely from
         the sale of units of all series of Registrant
         (000's omitted)                                           $
                                                                   ----------
126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) (000's omitted)
                                                                   $
                                                                   ----------
127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                               Number of   Total Assets     Total Income
                                                  Series      ($000's       Distributions
                                               Investing     omitted)     ($000's omitted)
A. U.S. Treasury direct issue                                $             $
                                               ---------     ----------    ---------------
B. U.S. Government agency                                    $             $
                                               ---------     ----------    ---------------

C. State and municipal tax-free                              $             $
                                               ---------     ----------    ---------------

D. Public utility debt                                       $             $
                                               ---------     ----------    ---------------

E. Brokers or dealers debt or debt of
   brokers' or dealers' parent                               $             $
                                               ---------     ----------    ---------------

F. All other corporate intermed.
   & long-term debt                                          $             $
                                               ---------     ----------    ---------------

G. All other corporate short-term debt                       $             $
                                               ---------     ----------    ---------------

H. Equity securities of brokers or dealers
   or parents of brokers or dealers                          $             $
                                               ---------     ----------    ---------------

I. Investment company equity securities                      $             $
                                               ---------     ----------    ---------------

J. All other equity securities                    4          $ 379,217     $   7,247
                                               ---------     ----------    ---------------

K. Other securities                                          $             $
                                               ---------     ----------    ---------------

L. Total assets of all series of registrant       4          $ 379,217     $   7,247
                                               ---------     ----------    ---------------

                                 PAGE NUMBER 50

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VARIABLE ANNUITY ACCOUNT NINE OF AIG SUNAMERICA LIFE ASSURANCE COMPANY- NSAR-U-
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For period ending 12/31/07                              If filing more than one
File number 811-21096                                      Page 51, "X" box: [ ]

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the
          issuer?(Y/N)                                              N
                                                                ---------
                                                                    Y/N
          [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                                                ---------
                                                                   Y/N
          [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                                                ---------
                                                                   Y/N

131. [/] Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)
                                                                  $ 6,215
                                                                ---------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

      811-21096  811-         811-          811-          811-

      811-       811-         811-          811-          811-

      811-       811-         811-          811-          811-

      811-       811-         811-          811-          811-

      811-       811-         811-          811-          811-

      811-       811-         811-          811-          811-

      811-       811-         811-          811-          811-

      811-       811-         811-          811-          811-

      811-       811-         811-          811-          811-

                                 PAGE NUMBER 51

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VARIABLE ANNUITY ACCOUNT NINE OF AIG SUNAMERICA LIFE ASSURANCE COMPANY- NSAR-U-
Annual Report for Unit Investment Trust                     Date Filed: 2/29/08
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SIGNATURE PAGE

The following form of signature shall follow items 79, 85, 104, 110 or 132 as appropriate.

The report is signed on behalf of the registrant (or depositor or trustee).

CITY OF: Los Angeles     STATE OF: CA     DATE: February 29, 2008

NAME OF REGISTRANT, DEPOSITOR, OR TRUSTEE: AIG SunAmerica Life Assurance Company

By (Name and Title):                      Witness (Name and Title):

/S/ Stewart Polakov                       /S/ Mallary L. Reznik

-------------------------------           ------------------------------------
Stewart Polakov                           Mallary L. Reznik
Sr. Vice President & Controller           Sr. Vice President & General Counsel

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